Acquisitions (Allocation of Purchase Price, Internet Service Business Acquired in January 2014) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 344,630	$ 29,509	$ 4,628
Internet service company acquired in January 2014 [Member]
Business Acquisition [Line Items]
Cash				14,730
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities				(18,238)
Goodwill				60,612
Deferred tax liability				(3,014)
Total				66,146
Internet service company acquired in January 2014 [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Intangible assets				5,438
Internet service company acquired in January 2014 [Member] | Domain name [Member]
Business Acquisition [Line Items]
Intangible assets				3,008
Internet service company acquired in January 2014 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets				2,314
Internet service company acquired in January 2014 [Member] | User base [Member]
Business Acquisition [Line Items]
Intangible assets				$ 1,296